TRADE AND OTHER RECEIVABLES AND PREPAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES AND PREPAYMENTS
Trade receivables (Note i)	$ 14,952	$ 18,430
Prepayment to suppliers	14,584	10,097
Others (Note ii)	3,552	3,053
Other receivables and prepayments	18,136	13,150
Total	33,088	31,580
Current	30,754	29,324
Non-current (Note ii)	$ 2,334	$ 2,256